Prepayments, Other Current Assets and Deposits (Tables)	12 Months Ended
Dec. 31, 2013
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Summary of Prepayments and Other Current Assets

Prepayments and other current assets consist of the following:

	As of December 31, 2012	As of December 31, 2013	As of December 31, 2013
	RMB	RMB	US$
Prepayments	968	824	136
Deposits for future lottery ticket purchase	45,055	55,911	9,236
Receivables from third party payment service providers	5,997	12,416	2,051
Receivables from lottery administration centers for winnings	5,960	15,880	2,623
Deferred sponsorship and advertising expenses	6,891	1,757	290
Others	3,788	7,485	1,237

	68,659	94,273	15,573

Summary of Deposits	Deposits consist of the following:

	As of December 31, 2012	As of December 31, 2013	As of December 31, 2013
	RMB	RMB	US$
Deposits for lottery ticket equipment and office leases	5,463	5,939	981